Details of Significant Accounts - Revenue, schedule of revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts [Abstract]
Revenue from contracts with customers	$ 32,361	$ 28,194